Summary of Significant Accounting Policies and Practices (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	65,239	52,050		157,290	114,299	63,642
Receivables Reserved for Users
Provision for receivables reserved for users			$ 428	$ 0
Accounts Receivables
Provision for accounts receivables			$ 223	$ 0
Warrants
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,327	3,783		515	2,422	2,080